Commitments and Contingencies (Details) (USD $)	1 Months Ended	12 Months Ended
	Jul. 26, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Operating Leases [Abstract]
Renewal period under operating lease		5
Annual future minimum lease payments for non-cancelable operating lease [Abstract]
2014		$ 386,000
2015		397,000
2016		409,000
2017		141,000
Total		1,333,000
Rent expense		431,000	470,000	691,000
License and Escrow Agreement [Abstract]
Short-term investment minimum	At least 3,500,000	At least 4,000,000			At least 6,000,000
Agreement covenant minimum ratio requirement		Quick ratio of 1.75 to 1 at the end of any month.			Quick ratio of 2 to 1 at the end of any given month.
Warranty [Abstract]
Period of warranty on products, minimum		1 year
Period of warranty on products, maximum		2 years
Schedule of changes in product liability included in accrued liabilities [Roll Forward]
Beginning balance	489,000	547,000	608,000
Warranties issued during the period		224,000	282,000
Settlements made during the period		(259,000)	(471,000)
Changes in liability for pre-existing warranties during the period, including expirations		(23,000)	128,000
Ending balance		$ 489,000	$ 547,000	$ 608,000